Other Liabilities, Provisions and Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Schedule of Other Current Liabilities	Other current liabilities

	2024	2023
Short-term employee benefits	Ps. 7,493	Ps. 6,567
Accrued expenses	7,117	6,288
Other	1,470	734
Total	Ps. 16,080	Ps. 13,589

Disclosure Of Other Current Financial Liabilities	Other current financial liabilities

	2024	2023
Sundry creditors	Ps. 1,196	Ps. 1,150
Derivative financial instruments (See Note 19)	320	680
Dividends payable	196	209
Total	Ps. 1,712	Ps. 2,039

Disclosure of Other Noncurrent Liabilities	Other non-current liabilities

	2024	2023
Taxes payable	Ps. 38	Ps. 38
Debt with former shareholders	1,514	1,578
Other	241	825
Total	Ps. 1,793	Ps. 2,441

Summary of Other Non-current Financial Liabilities	Other non-current financial liabilities

	2024	2023
Derivative financial instruments (See Note 19)	Ps. 2,100	Ps. 4,668
Success fee to pay	432	460
Security deposits	196	184
Other (1)	1,103	152
Total	Ps. 3,831	Ps. 5,464

(1) The 2024 amount includes tax credit recovery payment to former shareholders. See Note 18.

Schedule of Provisions Recorded in Consolidated Statement of Financial Position	The following table presents the nature and amount of the provisions as of December 31, 2024 and 2023:

	2024	2023
Taxes	Ps. 940	Ps. 1,348
Labor	1,180	1,308
Legal	668	614
Total (1)	Ps. 2,788	Ps. 3,270
(1) In Brazil, the Company is required to guarantee tax, legal and labor contingencies with guarantee deposits. See Note 12.

Summary of Changes in Provisions

	2024	2023	2022
Balance at beginning of the period	Ps. 1,348	Ps. 1,823	Ps. 2,066
Penalties and other charges (See Note 18)	69	228	109
New contingencies (See Note 18)	4	4	306
Cancellation and adjustments (1) (See Note 18)	(283)	(447)	(177)
Payments	(107)	(155)	(473)
Effect of foreign currency exchange rates	(91)	(105)	(8)
Balance at end of the period	Ps. 940	Ps. 1,348	Ps. 1,823

(1) Cancellation and adjustments includes Ps.240 related to reduction of contingencies guaranteed by former shareholders.

24.6.2 Labor

	2024	2023	2022
Balance at beginning of the period	Ps. 1,308	Ps. 1,385	Ps. 1,472
Penalties and other charges (See Note 18)	71	64	80
New contingencies (See Note 18)	361	843	516
Cancellation and expiration (See Note 18)	(340)	(523)	(385)
Contingencies added in business combinations	—	—	65
Payments	(181)	(308)	(301)
Effects of foreign currency exchange rates	(39)	(153)	(62)
Balance at end of the period	Ps. 1,180	Ps. 1,308	Ps. 1,385
24.6.3 Legal

	2024	2023	2022
Balance at beginning of the period	Ps. 614	Ps. 679	Ps. 612
Penalties and other charges (See Note 18)	52	50	57
New contingencies (See Note 18)	36	117	75
Cancellation and expiration (See Note 18)	(35)	(109)	(79)
Contingencies added in business combinations	—	—	149
Payments	(5)	(68)	(110)
Effect of foreign currency exchange rates	6	(55)	(25)
Balance at end of the period	Ps. 668	Ps. 614	Ps. 679